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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21951
                                  ----------------------------------------------

                                  Guerite Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 347 Prado Way              Greenville, South Carolina                 29607
--------------------------------------------------------------------------------
          (Address of principal executive offices)                  (Zip code)

                                 John F. Splain

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (864) 676-1051
                                                     ---------------------------

Date of fiscal year end:        November 30, 2007
                          ------------------------------------

Date of reporting period:       August 31, 2007
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)
================================================================================
    SHARES     COMMON STOCKS - 70.4%                                 VALUE
--------------------------------------------------------------------------------
               CONSUMER DISCRETIONARY - 3.2%
     4,700     Home Depot, Inc. (The)                            $     180,057
     5,900     Walt Disney Co. (The)                                   198,240
                                                                 -------------
                                                                       378,297
                                                                 -------------
               CONSUMER STAPLES - 13.7%
     3,550     Coca-Cola Co. (The)                                     190,919
     2,200     Colgate-Palmolive Co.                                   145,904
     2,750     Kimberly-Clark Corp.                                    188,898
     2,900     PepsiCo, Inc.                                           197,287
     2,800     Procter & Gamble Co. (The)                              182,868
     4,500     Sysco Corp.                                             150,210
     6,425     Unilever PLC - ADR                                      202,259
     3,650     Wal-Mart Stores, Inc.                                   159,249
     5,200     WD-40 Co.                                               180,804
                                                                 -------------
                                                                     1,598,398
                                                                 -------------
               ENERGY - 10.4%
     2,975     BP PLC - ADR                                            200,396
     3,400     ENSCO International, Inc.                               184,348
     2,450     Exxon Mobil Corp.                                       210,039
     2,300     Noble Corp.                                             112,838
     1,950     Occidental Petroleum Corp.                              110,545
     4,900     Rowan Cos., Inc.                                        183,946
     2,650     Royal Dutch Shell PLC - ADR                             206,196
                                                                 -------------
                                                                     1,208,308
                                                                 -------------
               FINANCIALS - 9.1%
     3,100     American International Group, Inc.                      204,600
     6,500     Arthur J. Gallagher & Co.                               191,945
     3,550     Bank of America Corp.                                   179,914
     1,000     Canadian Imperial Bank of Commerce                       90,740
     3,800     Chubb Corp. (The)                                       194,294
     3,800     CIGNA Corp.                                             196,384
                                                                 -------------
                                                                     1,057,877
                                                                 -------------

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
    SHARES     COMMON STOCKS - 70.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------
               HEALTH CARE - 13.3%
     2,000     Aetna, Inc.                                       $     101,820
     2,900     Johnson & Johnson                                       179,191
     1,800     Medtronic, Inc.                                          95,112
     3,600     Merck & Co., Inc.                                       180,612
     3,300     Novartis AG                                             173,745
     5,300     Patterson Cos., Inc.(a)                                 194,934
     5,300     Perrigo Co.                                             109,763
    14,450     PetMed Express, Inc.(a)                                 216,606
     3,800     Varian Medical Systems, Inc.(a)                         153,482
     1,850     Zimmer Holdings, Inc.(a)                                144,910
                                                                 -------------
                                                                     1,550,175
                                                                 -------------
               INDUSTRIALS - 10.9%
     1,200     3M Co.                                                  109,188
     2,500     Burlington Northern Santa Fe Corp.                      202,875
     4,850     Cintas Corp.                                            177,752
     4,900     Equifax, Inc.                                           188,748
     5,000     General Electric Co.                                    194,350
     2,900     Rockwell Automation, Inc.                               204,334
     2,500     United Parcel Service, Inc. - Class B                   189,650
                                                                 -------------
                                                                     1,266,897
                                                                 -------------
               INFORMATION TECHNOLOGY - 6.6%
     6,050     Maxim Integrated Products, Inc.                         181,561
     6,800     Microsoft Corp.                                         195,364
     4,500     MTS Systems Corp.                                       189,540
     3,900     SAP AG - ADR                                            210,873
                                                                 -------------
                                                                       777,338
                                                                 -------------
               MATERIALS - 3.2%
     2,850     Nucor Corp.                                             150,765
     5,100     Steel Dynamics, Inc.                                    221,238
                                                                 -------------
                                                                       372,003
                                                                 -------------

               TOTAL COMMON STOCKS (Cost $7,842,858)             $   8,209,293
                                                                 -------------

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
 CONTRACTS     PUT OPTION CONTRACTS - 1.7%                           VALUE
--------------------------------------------------------------------------------
        11     S&P 500 Index Option, 09/22/07 at $1,450          $      22,770
        18     S&P 500 Index Option, 09/22/07 at $1,475                 52,200
        18     S&P 500 Index Option, 09/22/07 at $1,500                 72,900
         5     S&P 500 Index Option, 09/22/07 at $1,510                 21,750
         5     S&P 500 Index Option, 12/22/07 at $1,450                 26,250
                                                                 -------------
               TOTAL PUT OPTION CONTRACTS (Cost $233,421)        $     195,870
                                                                 -------------

================================================================================
    SHARES     SHORT-TERM INVESTMENTS - 29.5%                        VALUE
--------------------------------------------------------------------------------
 3,437,728     Fidelity Institutional Money Market Portfolio
                 - Select Class (Cost $3,437,728)                $   3,437,728
                                                                 -------------

               TOTAL INVESTMENTS AT VALUE - 101.6%
                 (Cost $11,514,007)                              $  11,842,891

               LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6%)         (182,254)
                                                                 -------------

               TOTAL NET ASSETS - 100.0%                         $  11,660,637
                                                                 =============

(a)  Non-income producing security.
ADR - American Depositary Receipt

See accompanying notes to schedule of investments.

GUERITE ABSOLUTE RETURN FUND
SCHEDULE OF OPEN OPTIONS WRITTEN
AUGUST 31, 2007 (UNAUDITED)
================================================================================
                                                         VALUE OF      PREMIUMS
CONTRACTS  WRITTEN CALL OPTION CONTRACTS                 OPTIONS       RECEIVED
--------------------------------------------------------------------------------
      11   S&P 500 Index Option, 09/22/2007 at $1,450   $  51,700     $   65,073
      18   S&P 500 Index Option, 09/22/2007 at $1,475      52,200        104,658
      18   S&P 500 Index Option, 09/22/2007 at $1,500      29,700         96,072
       5   S&P 500 Index Option, 09/22/2007 at $1,510       6,100         24,127
       5   S&P 500 Index Option, 12/22/2007 at $1,450      49,600         41,680
                                                        ----------    ----------
                                                        $  189,300    $  331,610
                                                        ==========    ==========

See accompanying notes to schedule of investments.

GUERITE ABSOLUTE RETURN FUND

NOTES TO SCHEDULE OF INVESTMENTS

AUGUST 31, 2007 (UNAUDITED)


1.    SECURITIES AND OPTION VALUATION

The Guerite Absolute Return Fund's (the "Fund") portfolio securities are valued at market value as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each business day the NYSE is open. Securities, other than options, listed on the NYSE, the American Stock Exchange ("AMEX") or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE, AMEX or other primary exchange for that day. Securities traded on a foreign stock exchange are valued based upon the closing price on the principal exchange where the security is traded. NASDAQ listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter markets are valued at the last sales price, if available, otherwise, at the mean of the closing bid and ask prices. Foreign securities are translated from the local currency into U.S. dollars using currency exchange rates supplied by a pricing quotation service.

Options traded on national securities exchanges are valued at the last quoted sale price or, in the absence of a sale, at the mean of the closing bid and ask prices. Futures contracts and options thereon, which are traded on the commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges.

In the event that market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees of the Trust. Options will similarly be valued at their fair value determined as of the close of the NYSE if significant announcements or events affecting market value of options occur subsequent to the NYSE close but prior to the close of options trading.

Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

2.   INVESTMENT TRANSACTIONS

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.   FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of August 31, 2007:

            Tax  cost  of  portfolio  investments
            and options written                         $    11,182,397
                                                         ===============

            Gross unrealized appreciation               $       591,369

            Gross unrealized depreciation                      (120,175)
                                                         ---------------

            Net unrealized appreciation                 $       471,194
                                                         ===============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Guerite Funds
             -------------------------------------------------------------------



By (Signature and Title)*     /s/ Hugh Charles Moore
                           -----------------------------------------------------

                             Hugh Charles Moore, President

Date          September 19, 2007
      ---------------------------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*     /s/ Hugh Charles Moore
                           -----------------------------------------------------

                             Hugh Charles Moore, President

Date          September 19, 2007
      ---------------------------------------------------



By (Signature and Title)*     /s/ Mark J. Seger
                           -----------------------------------------------------

                             Mark J. Seger, Treasurer

Date          September 19, 2007
      ---------------------------------------------------



* Print the name and title of each signing officer under his or her signature.